CONDENSED STATEMENT OF OPERATIONS	1 Months Ended
Jun. 30, 2023 USD ($) $ / shares shares
Income Statement [Abstract]
Revenue
Operating Expenses
General and Administrative - Organization Expense	1,854
Total Operating Expenses	1,854
Net Loss for the Period	$ (1,854)
Weighted Average Number of Common Shares - Basic | shares	9,667
Weighted Average Number of Common Shares - Diluted | shares	9,667
Net Loss for the Period Per Common Shares - Basic | $ / shares	$ (0.19)
Net Loss for the Period Per Common Shares - Diluted | $ / shares	$ (0.19)